Related Party Transactions and Balances - Additional Information (Details) ¥ in Millions		12 Months Ended
	Apr. 24, 2026 USD ($)	Dec. 31, 2024 USD ($) Agreement	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2024 CNY (¥)
Related Party Transaction [Line Items]
Interest expenses incurred to related party		$ 0	$ 168,000		$ 364,000		$ 916,000
Loan to related parties		33,754,000	0		0		0
Proceeds from related party debt		0	0		0		7,131,000
Accounts receivable due		$ 306,567,000	424,945,000		486,594,000		942,735,000
Sino Bioway Biotech Group Holding Limited | Operating Lease Agreements Production Plant And Laboratory
Related Party Transaction [Line Items]
Number of operating lease agreements | Agreement		4
Keyvac
Related Party Transaction [Line Items]
Loan principal amount		$ 25,000,000
Number of loan agreements | Agreement		2
Balance loan pricipal receivale		$ 24,848,000
Interest receivable		275,000
Accounts receivable due		$ 10,813,000
Debt instrument, interest rate, stated percentage		8.00%							8.00%
Keyvac | Loan 2
Related Party Transaction [Line Items]
Loan repayment date		Dec. 19, 2027
Keyvac | Loan 1
Related Party Transaction [Line Items]
Loan repayment date		Jun. 08, 2027
Synermore
Related Party Transaction [Line Items]
Loan repayment date		May 21, 2028
Loan principal amount		$ 9,000,000							¥ 63
Balance loan pricipal receivale		8,764,000
Interest receivable		263,000
Accounts receivable due		$ 80,000
Debt instrument, interest rate, stated percentage		5.00%							5.00%
Dalian Jin Gang Group
Related Party Transaction [Line Items]
Related party transaction, right-of use asset		$ 0
Interest expenses incurred to related party					8,000		13,000
Interest paid to noncontrolling shareholder			177,000		367,000		929,000
Related party transaction, non-current lease liability		$ 0
Operating lease agreement, expiration date		Dec. 31, 2024
Proceeds from related party debt					$ 4,350,000	¥ 30	$ 6,277,000	¥ 40
Debt instrument, interest rate, stated percentage					6.50%
SKY
Related Party Transaction [Line Items]
Loan guarantee to related party			$ 194,400,000	¥ 1,400
SKY | Subsequent Event
Related Party Transaction [Line Items]
Loan to related parties	$ 11,000,000
SKY | Sinovac Hong Kong
Related Party Transaction [Line Items]
Ownership Percentage			45.00%
SKY | Keding Investment (Hong Kong) Limited
Related Party Transaction [Line Items]
Ownership Percentage			55.00%